Supplemental Guarantor Information (Tables)	3 Months Ended
Mar. 31, 2017
Supplemental Guarantor Information [Abstract]
Supplemental Condensed Consolidating Balance Sheet [Table Text Block]

	March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$68,311	$41,568	$234	$—	$110,113
Restricted cash	—	209	—	—	209
Contracts and accounts receivable	18	27,669	—	(2,005)	25,682
Intercompany receivables	81,747	—	—	(81,747)	—
Due from affiliates	—	418	—	38	456
Real estate inventories	—	321,994	—	—	321,994
Investment in and advances to unconsolidated joint ventures	—	54,204	—	—	54,204
Investment in subsidiaries	323,883	—	—	(323,883)	—
Other assets	14,098	12,147	—	(1,138)	25,107
Total assets	$488,057	$458,209	$234	$(408,735)	$537,765

Liabilities and equity
Accounts payable	$904	$37,176	$2	$—	$38,082
Accrued expenses and other liabilities	—	15,398	129	(3,088)	12,439
Intercompany payables	—	81,747	—	(81,747)	—
Due to affiliates	—	17	—	(17)	—
Senior notes, net	241,738	—	—	—	241,738
Total liabilities	242,642	134,338	131	(84,852)	292,259
Stockholders' equity	245,415	323,871	12	(323,883)	245,415
Noncontrolling interest	—	—	91	—	91
Total equity	245,415	323,871	103	(323,883)	245,506
Total liabilities and equity	$488,057	$458,209	$234	$(408,735)	$537,765

	December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$16,385	$13,842	$269	$—	$30,496
Restricted cash	—	585	—	—	585
Contracts and accounts receivable	30	29,774	—	(1,971)	27,833
Intercompany receivables	73,972	—	—	(73,972)	—
Due from affiliates	—	1,138	—	—	1,138
Real estate inventories	—	286,928	—	—	286,928
Investment in and advances to unconsolidated joint ventures	—	50,857	—	—	50,857
Investment in subsidiaries	268,411	—	—	(268,411)	—
Other assets	9,381	11,918	—	—	21,299
Total assets	$368,179	$395,042	$269	$(344,354)	$419,136

Liabilities and equity
Accounts payable	$167	$32,900	$27	$—	$33,094
Accrued expenses and other liabilities	5,489	19,763	108	(1,942)	23,418
Intercompany payables	—	73,972	—	(73,972)	—
Due to affiliates	—	29	—	(29)	—
Unsecured revolving credit facility	118,000	—	—	—	118,000
Total liabilities	123,656	126,664	135	(75,943)	174,512
Stockholders' equity	244,523	268,378	33	(268,411)	244,523
Noncontrolling interest	—	—	101	—	101
Total equity	244,523	268,378	134	(268,411)	244,624
Total liabilities and equity	$368,179	$395,042	$269	$(344,354)	$419,136

	December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$16,385	$13,842	$269	$—	$30,496
Restricted cash	—	585	—	—	585
Contracts and accounts receivable	30	29,774	—	(1,971)	27,833
Intercompany receivables	73,972	—	—	(73,972)	—
Due from affiliates	—	1,138	—	—	1,138
Real estate inventories	—	286,928	—	—	286,928
Investment in and advances to unconsolidated joint ventures	—	50,857	—	—	50,857
Investment in subsidiaries	268,411	—	—	(268,411)	—
Other assets	9,381	11,918	—	—	21,299
Total assets	$368,179	$395,042	$269	$(344,354)	$419,136

Liabilities and equity
Accounts payable	$167	$32,900	$27	$—	$33,094
Accrued expenses and other liabilities	5,489	19,763	108	(1,942)	23,418
Intercompany payables	—	73,972	—	(73,972)	—
Due to affiliates	—	29	—	(29)	—
Unsecured revolving credit facility	118,000	—	—	—	118,000
Total liabilities	123,656	126,664	135	(75,943)	174,512
Stockholder's equity	244,523	268,378	33	(268,411)	244,523
Noncontrolling interest	—	—	101	—	101
Total equity	244,523	268,378	134	(268,411)	244,624
Total liabilities and equity	$368,179	$395,042	$269	$(344,354)	$419,136

	December 31, 2015
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$18,129	$27,140	$605	$—	$45,874
Restricted cash	—	380	—	—	380
Contracts and accounts receivable	—	25,246	—	(1,286)	23,960
Intercompany receivables	49,539	—	—	(49,539)	—
Due from affiliates	—	1,033	—	(54)	979
Real estate inventories	—	197,074	3,562	—	200,636
Investment in and advances to unconsolidated joint ventures	—	60,572	—	—	60,572
Investment in subsidiaries	227,435	—	—	(227,435)	—
Other assets	8,052	10,318	499	—	18,869
Total assets	$303,155	$321,763	$4,666	$(278,314)	$351,270

Liabilities and equity
Accounts payable	$—	$25,994	$377	$—	$26,371
Accrued expenses and other liabilities	7,456	13,514	143	(1,286)	19,827
Intercompany payables	—	49,539	—	(49,539)	—
Due to affiliates	—	293	54	(54)	293
Unsecured revolving credit facility	74,924	—	—	—	74,924
Other notes payable	—	6,000	2,158	—	8,158
Total liabilities	82,380	95,340	2,732	(50,879)	129,573
Stockholders' equity	220,775	226,423	1,012	(227,435)	220,775
Noncontrolling interest	—	—	922	—	922
Total equity	220,775	226,423	1,934	(227,435)	221,697
Total liabilities and equity	$303,155	$321,763	$4,666	$(278,314)	$351,270

Supplemental Condensed Consolidating Statement of Operations [Table Text Block]

	Three Months Ended March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$69,406	$—	$—	$69,406
Fee Building	—	55,617	—	—	55,617
	—	125,023	—	—	125,023
Cost of Sales:
Home sales	—	60,034	31	—	60,065
Fee building	490	53,436	—	—	53,926
	490	113,470	31	—	113,991
Gross Margin:
Home sales	—	9,372	(31)	—	9,341
Fee building	(490)	2,181	—	—	1,691
	(490)	11,553	(31)	—	11,032
Selling and marketing expenses	—	(5,001)	—	—	(5,001)
General and administrative expenses	(779)	(4,311)	—	—	(5,090)
Equity in net income of unconsolidated joint ventures	—	306	—	—	306
Equity in net income (loss) of subsidiaries	1,672	—	—	(1,672)	—
Other income (expense), net	18	95	—	—	113
Income (loss) before income taxes	421	2,642	(31)	(1,672)	1,360
Benefit (provision) for income taxes	425	(949)	—	—	(524)
Net income (loss)	846	1,693	(31)	(1,672)	836
Net loss attributable to noncontrolling interest	—	—	10	—	10
Net income (loss) attributable to The New Home Company Inc.	$846	$1,693	$(21)	$(1,672)	$846

	Three Months Ended March 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$38,496	$3,807	$—	$42,303
Fee Building	—	43,052	—	(115)	42,937
	—	81,548	3,807	(115)	85,240
Cost of Sales:
Home sales	—	33,270	3,400	—	36,670
Fee building	470	40,444	—	—	40,914
	470	73,714	3,400	—	77,584
Gross Margin:
Home sales	—	5,226	407	—	5,633
Fee building	(470)	2,608	—	(115)	2,023
	(470)	7,834	407	(115)	7,656
Selling and marketing expenses	—	(3,018)	(458)	—	(3,476)
General and administrative expenses	(3,183)	(1,992)	—	—	(5,175)
Equity in net loss of unconsolidated joint ventures	—	(7)	—	—	(7)
Equity in net income (loss) of subsidiaries	1,605	—	—	(1,605)	—
Other income (expense), net	18	(140)	(102)	115	(109)
(Loss) income before income taxes	(2,030)	2,677	(153)	(1,605)	(1,111)
Benefit (provision) for income taxes	1,216	(974)	—	—	242
Net (loss) income	(814)	1,703	(153)	(1,605)	(869)
Net loss attributable to noncontrolling interest	—	—	55	—	55
Net (loss) income attributable to The New Home Company Inc.	$(814)	$1,703	$(98)	$(1,605)	$(814)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$502,792	$5,157	$—	$507,949
Fee Building	—	186,662	—	(155)	186,507
	—	689,454	5,157	(155)	694,456
Cost of Sales:
Home sales	—	428,881	4,678	—	433,559
Home sales impairments	—	2,350	—	—	2,350
Land sale impairment	—	1,150	—	—	1,150
Fee building	2,240	175,863	—	—	178,103
	2,240	608,244	4,678	—	615,162
Gross Margin:
Home sales	—	71,561	479	—	72,040
Land sale impairment	—	(1,150)	—	—	(1,150)
Fee building	(2,240)	10,799	—	(155)	8,404
	(2,240)	81,210	479	(155)	79,294
Selling and marketing expenses	—	(26,058)	(686)	—	(26,744)
General and administrative expenses	(14,719)	(11,163)	—	—	(25,882)
Equity in net income of unconsolidated joint ventures	—	7,691	—	—	7,691
Equity in net income (loss) of subsidiaries	32,091	—	—	(32,091)	—
Other (expense) income, net	(119)	(303)	(142)	155	(409)
Income (loss) before income taxes	15,013	51,377	(349)	(32,091)	33,950
Benefit (provision) for income taxes	6,009	(19,033)	—	—	(13,024)
Net income (loss)	21,022	32,344	(349)	(32,091)	20,926
Net loss attributable to noncontrolling interest	—	—	96	—	96
Net income (loss) attributable to The New Home Company Inc.	$21,022	$32,344	$(253)	$(32,091)	$21,022

	Year Ended December 31, 2015
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$269,225	$10,984	$—	$280,209
Fee Building	—	150,220	—	(330)	149,890
	—	419,445	10,984	(330)	430,099
Cost of Sales:
Home sales	—	225,379	9,853	—	235,232
Fee building	1,735	137,942	—	—	139,677
	1,735	363,321	9,853	—	374,909
Gross Margin:
Home sales	—	43,846	1,131	—	44,977
Fee building	(1,735)	12,278	—	(330)	10,213
	(1,735)	56,124	1,131	(330)	55,190
Selling and marketing expenses	—	(12,378)	(1,363)	—	(13,741)
General and administrative expenses	(13,602)	(6,676)	—	—	(20,278)
Equity in net income of unconsolidated joint ventures	—	13,767	—	—	13,767
Equity in net income (loss) of subsidiaries	31,423	—	—	(31,423)	—
Other (expense) income, net	(301)	(414)	(642)	330	(1,027)
Income (loss) before income taxes	15,785	50,423	(874)	(31,423)	33,911
Benefit (provision) for income taxes	5,903	(18,436)	—	—	(12,533)
Net income (loss)	21,688	31,987	(874)	(31,423)	21,378
Net loss attributable to noncontrolling interest	—	—	310	—	310
Net income (loss) attributable to The New Home Company Inc.	$21,688	$31,987	$(564)	$(31,423)	$21,688

	Year Ended December 31, 2014
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$53,508	$2,586	$—	$56,094
Fee Building	—	93,563	—	—	93,563
	—	147,071	2,586	—	149,657
Cost of Sales:
Home sales	—	44,773	2,070	—	46,843
Fee building	1,589	87,468	—	—	89,057
	1,589	132,241	2,070	—	135,900

Gross Margin:
Home sales	—	8,735	516	—	9,251
Fee building	(1,589)	6,095	—	—	4,506
	(1,589)	14,830	516	—	13,757
Selling and marketing expenses	—	(3,485)	(498)	—	(3,983)
General and administrative expenses	(6,978)	(5,442)	—	—	(12,420)
Equity in net income of unconsolidated joint ventures	—	8,443	—	—	8,443
Equity in net income (loss) of subsidiaries	10,678	—	—	(10,678)	—
Other income (expense), net	96	(812)	(78)	—	(794)
Income (loss) before income taxes	2,207	13,534	(60)	(10,678)	5,003
Benefit (provision) for income taxes	2,580	(2,826)	—	—	(246)
Net income (loss)	4,787	10,708	(60)	(10,678)	4,757
Net loss attributable to noncontrolling interest	—	—	30	—	30
Net income (loss) attributable to The New Home Company Inc.	$4,787	$10,708	$(30)	$(10,678)	$4,787

Supplemental Condensed Consolidated Statement of Cash Flows [Table Text Block]

	Three Months Ended March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash used in operating activities	$(16,972)	$(22,276)	$(35)	$(148)	$(39,431)
Investing activities:
Purchases of property and equipment	(24)	(26)	—	—	(50)
Contributions and advances to unconsolidated joint ventures	—	(3,796)	—	—	(3,796)
Contributions to subsidiaries from corporate	(57,100)	—	—	57,100	—
Distributions of capital from subsidiaries	3,152			(3,152)	—
Distributions of capital from unconsolidated joint ventures	—	24	—	—	24
Net cash (used in) provided by investing activities	$(53,972)	$(3,798)	$—	$53,948	$(3,822)
Financing activities:
Proceeds from senior notes	247,402	—	—	—	247,402
Borrowings from credit facility	72,000	—	—	—	72,000
Repayments of credit facility	(190,000)	—	—	—	(190,000)
Payment of debt issuance costs	(5,967)	—	—	—	(5,967)
Contributions to subsidiaries from corporate	—	57,100	—	(57,100)	—
Distributions to corporate from subsidiaries	—	(3,300)	—	3,300	—
Minimum tax withholding paid on behalf of employees for stock awards	(565)	—	—	—	(565)
Net cash provided by (used in) financing activities	$122,870	$53,800	$—	$(53,800)	$122,870
Net increase (decrease) in cash and cash equivalents	51,926	27,726	(35)	—	79,617
Cash and cash equivalents – beginning of period	16,385	13,842	269	—	30,496
Cash and cash equivalents – end of period	$68,311	$41,568	$234	$—	$110,113

	Three Months Ended March 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash (used in) provided by operating activities	$(17,812)	$(85,358)	$2,599	$(195)	$(100,766)
Investing activities:
Purchases of property and equipment	(100)	(74)	—	—	(174)
Contributions and advances to unconsolidated joint venture	—	(4,327)	—	—	(4,327)
Contributions to subsidiaries from corporate	(103,905)	—	—	103,905	—
Distributions of capital from subsidiaries	7,806	—	—	(7,806)	—
Distributions of capital from unconsolidated joint ventures	—	3,531	—	—	3,531
Net cash (used in) provided by investing activities	$(96,199)	$(870)	$—	$96,099	$(970)
Financing activities:
Borrowings from credit facility	115,000	—	—	—	115,000
Borrowings from other notes payable	—	—	339	—	339
Repayments of other notes payable	—	(13,135)	(1,687)	—	(14,822)
Contributions to subsidiaries from corporate	—	103,905	—	(103,905)	—
Distributions to corporate from subsidiaries	—	(8,001)	—	8,001	—
Minimum tax withholding paid on behalf of employees for stock awards	(630)	—	—	—	(630)
Excess income tax provision from stock-based compensation	(97)	—	—	—	(97)
Net cash provided by (used in) financing activities	$114,273	$82,769	$(1,348)	$(95,904)	$99,790
Net increase (decrease) in cash and cash equivalents	262	(3,459)	1,251	—	(1,946)
Cash and cash equivalents – beginning of period	18,129	27,140	605	—	45,874
Cash and cash equivalents – end of period	$18,391	$23,681	$1,856	$—	$43,928
SUPPLEMENTAL CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash (used in) provided by operating activities	$(7,041)	$(11,753)	$3,272	$(26,894)	$(42,416)
Investing activities:
Purchases of property and equipment	(193)	(246)	—	—	(439)
Cash assumed from joint venture at consolidation	—	2,009	—	—	2,009
Contributions and advances to unconsolidated joint venture	—	(15,088)	—	—	(15,088)
Contributions to subsidiaries from corporate	(225,169)	—	—	225,169	—
Distributions of capital from subsidiaries	189,392	725	—	(190,117)	—
Distributions of capital from unconsolidated joint ventures	—	15,307	—	—	15,307
Net cash (used in) provided by investing activities	$(35,970)	$2,707	$—	$35,052	$1,789
Financing activities:
Borrowings from credit facility	223,050	—	—	—	223,050
Repayments of credit facility	(179,974)	—	—	—	(179,974)
Borrowings from other notes payable	—	—	343	—	343
Repayments of other notes payable	—	(13,135)	(2,501)	—	(15,636)
Payment of debt issuance costs	(1,064)	—	—	—	(1,064)
Cash distributions to noncontrolling interest in subsidiary	—	—	(725)	—	(725)
Contributions to subsidiaries from corporate	—	225,169	—	(225,169)	—
Distributions to corporate from subsidiaries	—	(216,286)	(725)	217,011	—
Minimum tax withholding paid on behalf of employees for stock awards	(648)	—	—	—	(648)
Excess income tax provision from stock-based compensation	(97)	—	—	—	(97)
Net cash provided by (used in) financing activities	$41,267	$(4,252)	$(3,608)	$(8,158)	$25,249
Net decrease in cash and cash equivalents	(1,744)	(13,298)	(336)	—	(15,378)
Cash and cash equivalents – beginning of period	18,129	27,140	605	—	45,874
Cash and cash equivalents – end of period	$16,385	$13,842	$269	$—	$30,496

	Year Ended December 31, 2015
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash provided by (used in) operating activities	$(1,902)	$(10,211)	$5,282	$(25,472)	$(32,303)
Investing activities:
Purchases of property and equipment	(259)	(159)	—	—	(418)
Contributions and advances to unconsolidated joint ventures	—	(13,028)	—	(2,000)	(15,028)
Contributions to subsidiaries from corporate	(131,778)	—	—	131,778	—
Distributions of capital from subsidiaries	104,695	647	—	(105,342)	—
Distributions of capital from unconsolidated joint ventures	—	32,026	—	—	32,026
Net cash (used in) provided by investing activities	$(27,342)	$19,486	$—	$24,436	$16,580
Financing activities:
Net proceeds from issuance of common stock	47,253	—	—	—	47,253
Borrowings from credit facility	99,450	—	—	—	99,450
Repayments of credit facility	(125,000)	—	—	—	(125,000)
Borrowings from other notes payable	—	—	3,552	—	3,552
Repayments of other notes payable	—	—	(5,171)	—	(5,171)
Cash distributions to noncontrolling interest in subsidiary	—	—	(2,411)	—	(2,411)
Contributions to subsidiaries from corporate	—	131,778	—	(131,778)	—
Distributions to corporate from subsidiaries	—	(132,167)	(647)	132,814	—
Minimum tax withholding paid on behalf of employees for stock awards	(248)	—	—	—	(248)
Excess income tax benefit from stock-based compensation	97	—	—	—	97
Tax valuation adjustment from stock-based compensation	17	—	—	—	17
Net cash provided by (used in) financing activities	$21,569	$(389)	$(4,677)	$1,036	$17,539
Net (decrease) increase in cash and cash equivalents	(7,675)	8,886	605	—	1,816
Cash and cash equivalents – beginning of period	25,804	18,254	—	—	44,058
Cash and cash equivalents – end of period	$18,129	$27,140	$605	$—	$45,874

	Year Ended December 31, 2014
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash used in operating activities	$(19,645)	$(83,946)	$(4,884)	$(3,751)	$(112,226)
Investing activities:
Purchases of property and equipment	(678)	(205)	—	—	(883)
Contributions and advances to unconsolidated joint venture	—	(34,610)	—	—	(34,610)
Contributions to subsidiaries from corporate	(143,865)	(1,058)	—	144,923	—
Distributions of capital from subsidiaries	13,623	—	—	(13,623)	—
Distributions of capital from unconsolidated joint ventures	—	10,609	—	—	10,609
Net cash (used in) provided by investing activities	$(130,920)	$(25,264)	$—	$131,300	$(24,884)
Financing activities:
Net proceeds from issuance of common stock	87,800	—	—	—	87,800
Repurchase of common stock	(11,989)	—	—	—	(11,989)
Borrowings from credit facility	100,474	—	—	—	100,474
Borrowings from other notes payable	—	6,152	5,010	—	11,162
Repayments of other notes payable	—	(14,535)	(1,233)	—	(15,768)
Cash distributions to noncontrolling interest in subsidiary	—	—	(52)	—	(52)
Contributions to subsidiaries from corporate	—	143,865	1,058	(144,923)	—
Distributions to corporate from subsidiaries	—	(17,374)	—	17,374	—
Net cash provided by (used in) financing activities	$176,285	$118,108	$4,783	$(127,549)	$171,627
Net increase (decrease) in cash and cash equivalents	25,720	8,898	(101)	—	34,517
Cash and cash equivalents – beginning of period	84	9,356	101	—	9,541
Cash and cash equivalents – end of period	$25,804	$18,254	$—	$—	$44,058